United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: 10/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2021

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Emerging Markets Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021 was 7.82%. The total return of the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (BEMSAE),1 the Fund’s broad-based securities market index, was 6.05% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BEMSAE.
The Fund’s investment strategy seeks to provide returns that are correlated with the BEMSAE. The most influential components affecting the Fund’s 1.77% outperformance relative to the BEMSAE were: (1) asset allocation;2 (2) security selection; (3) duration management3,4 and (4) yield curve exposure5.
MARKET OVERVIEW
Global markets during the reporting period were characterized by distinct themes. First, there was a waning of Covid-19 fears and a resulting increase in economic activity and commodity prices, aided by massive global stimulus and monetary policy. Then, the focus on central banks to tame the inflation creeping into global economies as demand restarted and commodity prices soared. And lastly, there was the individual countries’ response to address long-standing economic inequality issues that were further exacerbated by the pandemic.
The early part of 2021 felt the tailwinds of vaccine optimism, hopes of a waning pandemic and a strong economic recovery. The initial outbreak of the pandemic in 2020 weighed heavily on global economic activity; however, massive fiscal stimulus plans and an accommodating monetary environment ameliorated the pressure on global markets and economic activity and market sentiment continued recovering in 2021. As the world came to grips with virus fears and lockdowns eased, supply chains restarted and resultingly, commodity prices witnessed extensive price rallies. In addition to the commodity price rallies, mismatches in demand growth and the provisions of goods and services pressured global inflation measurements. Prompted by global inflation pressures and inequality issues exposed by the virus and vaccination access, deep political and social unrest simmered across global economies. Attempts to address political unrest and inequality influenced social spending programs and in China resulted in aggressive reforms directed at targeted industries such as big tech and for-profit education. These reforms led to significant volatility in Chinese financial market assets. This volatility was further exacerbated by a slowing Chinese economy in the second half of year. The early removal of fiscal and monetary stimulus measures, coupled with a resurgence of Covid-19 infections and the harsh zero Covid policy which favored mass lockdowns, saw the economy in China sharply stall. However, perhaps the dominant theme to emerge from China over the past year has been the “Three red lines” policy that targets the real estate sector. Setting out for the first-time clear leverage targets for developers, and restricting access to financing for those companies that transgress, this policy was designed to weed out the weak debt dependent players. The policy has single handedly led to defaults and debt restricting in the sector, as the supply of credit has dried up for the sector.
Hopes for rollouts for vaccines served as a positive driver behind risk markets during the first half of the calendar year. Stimulus plans instituted in 2020 across global economies provided momentum to global spending and buffered commodity prices. Corporate earnings and gauges of economic activity returned to healthy levels in early 2021.
Although, as mentioned, economic activity returned to healthy levels despite amazing obstacles posed by the virus, the massive stimulus had other economic impacts. Inflation was an inevitable cost of aggressive monetary policy, and supply chains, while restarting, did not resume in an entirely egalitarian manner. Large unemployment benefits disincentivized workers to return to work, and uneven access to credit and market rallies saw large corporations and their constituents, as well as wealthier individuals, accumulate wealth as smaller enterprises found it difficult to restart operations. As a result, many wealthy individuals became wealthier, and demand for goods rose while supply of goods and services (particularly as smaller enterprises failed to restart or staff to capacity) did not return to pre-pandemic levels. Structural imbalances and the easy monetary policy led to price pressures. As price pressures emerged, the focus shifted to when central bankers would begin to stem the easy money fueling the global economies. These discussions came to the forefront, and hints of hawkish monetary policy and inflation data became strong drivers of economic activity.
Social unrest also heightened globally with leftist candidates gaining traction as they offered alternatives to the capital market experiment practiced in a number of global emerging markets. Countries such as Peru, Chile, Ecuador and Brazil are examples of countries where the social pulse has begun to institute or at least push for leftist regimes. In response from pressure for leftist political swings, incumbent administrations faced the temptation to loosen their fiscal rules as they look to placate disgruntled supporters with additional social spend dollars.
Annual Shareholder Report

Asset Allocation
Fund management actively allocated the Fund’s assets between corporate, sovereign and quasi-sovereign debt in various regions. During the reporting period, quasi-sovereign debt outperformed sovereign debt and corporate debt. The Fund’s exposure to quasi-sovereign debt outperformed both the BEMSAE’s exposure to quasi-sovereign debt and the entire BEMSAE as a whole. Management had an overweight allocation to assets in Africa and Latin America and an underweight allocation to assets in Asia relative to the BEMSAE. The strategy worked well as assets in Africa and Latin America significantly outperformed assets in Asia during the reporting period.
Security Selection
Fund management is continuously making security selection decisions among various corporate issues in various countries. The Fund’s corporate assets significantly outperformed corporate assets in the BEMSAE. Corporate and sovereign security selection were a major driver for outperformance relative to the BEMSAE.
Duration
Fund management actively managed the overall duration exposure of the Fund utilizing cash, bonds and various U.S. Treasury interest rate futures.6 The Fund’s interest rate exposure fluctuated but remained underweight relative to the BEMSAE for most of the reporting period. The strategy worked well and contributed positively to Fund performance as interest rates increased.
Yield Curve
During the reporting period the entire yield curve shifted higher as interest rates increased. Rates in the 4-7-year area of the yield curve increased more than rates in the 7-30-year area of the curve (curve flattening). The Fund had a large exposure to assets with 4-7-year maturity. This curve positioning contributed negatively to performance relative to the BEMSAE.
1
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index.
2
 International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
3
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
4
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
6
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Emerging Markets Core Fund from November 30, 2011 to October 31, 2021, compared to the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (BEMSAE)2.. The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

Effective June 20, 2016, the Fund changed its fiscal year end from November 30 to October 31.
Average Annual Total Return for the Period Ended 10/31/21
	1 Year	5 Years	10 Years
Fund	7.82%	5.32%	5.20%
BEMSAE	6.05%	3.31%	5.70%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BEMSAE has been adjusted to reflect reinvestment of dividends on securities in the index.

 The BEMSAE is the emerging markets debt component of the Bloomberg U.S. Universal Bond Index and is generally at least 80% non-investment grade. The BEMSAE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	11.6%
Mexico	9.5%
Turkey	9.4%
Colombia	6.1%
China	6.0%
Argentina	5.4%
Egypt	3.7%
South Africa	3.5%
Bahrain	3.3%
Oman	3.0%
Nigeria	3.0%
Dominican Republic	2.9%
India	2.8%
Ukraine	2.7%
Ghana	2.3%
Russia	1.8%
Angola	1.7%
Peru	1.7%
Ecuador	1.5%
Indonesia	1.5%
Ivory Coast	1.3%
United Arab Emirates	1.2%
Kenya	1.0%
Other[2]	11.6%
Derivatives[3,4]	0.0%
Cash Equivalents[5]	0.5%
Other Assets and Liabilities—Net[6]	1.0%
TOTAL	100%

1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Represents less than 0.1%.
5
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2021
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—60.0%
		Airport—0.3%
$ 800,000		Aeropuerto Internacional de Tocumen SA, 144A, 5.125%, 8/11/2061	$836,616
432,287		Aeropuertos Argentina 2000 S.A., 144A, 9.375%, 2/1/2027	374,592
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	482,194
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	408,136
1,500,000		Mexico City Airport Trust, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2047	1,525,320
		TOTAL	3,626,858
		Banking—2.5%
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2069	651,756
700,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	689,199
2,050,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 3.250%, 9/30/2026	2,023,863
6,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	6,292,560
1,000,000		Banco Nacional de Comercio Exterior, Sub., 144A, 2.720%, 8/11/2031	996,260
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	523,325
2,220,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	2,323,563
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,883,329
1,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	1,754,117
1,500,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,471,515
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	530,048
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	467,500
1,000,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	1,087,523
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,478,678
3,800,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	3,829,412
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,281,336
500,000		VTB Capital SA, Sub., REGS, 6.950%, 10/17/2022	520,446
		TOTAL	28,804,430
		Chemicals & Plastics—0.1%
1,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	1,116,357
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	1,005,564
		Finance—0.2%
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,361,838
		Financial Intermediaries—0.2%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	571,500
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,501,500
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	531,124
		TOTAL	2,604,124
		Local Authority—0.2%
2,000,000		Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,237,300
		Oil & Gas—11.9%
6,500,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	6,732,862
1,100,000		Ecopetrol SA, Sr. Unsecd. Note, 4.625%, 11/2/2031	1,093,285
2,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	2,165,200
1,100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	1,093,439
2,400,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,580,840
1,850,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	2,139,358
1,500,000		Ecopetrol SA, Sr. Unsecd. Note, 7.375%, 9/18/2043	1,741,718
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—continued
$ 1,800,000	[1]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/26/2025	$1,872,000
6,300,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	6,904,737
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	917,344
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,426,462
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	610,786
9,983,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.500%, 6/10/2051	8,780,248
3,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	3,560,650
4,950,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	4,870,726
2,050,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	2,157,625
4,805,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	5,231,444
2,700,000		Petroleos Mexicanos, Sr. Note, 3.500%, 1/30/2023	2,731,725
5,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	5,237,075
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	1,134,375
6,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	5,216,128
9,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	8,872,425
4,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	3,590,725
2,362,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	2,514,113
10,600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	11,314,228
4,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,255,488
9,900,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	8,801,100
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	1,914,080
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,396,115
2,720,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,324,485
2,360,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,462,365
123,417		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	124,149
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	248,499
1,400,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,477,246
1,500,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,707,656
1,100,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,192,876
1,000,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	1,185,978
227,000		YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	208,704
10,866,300		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	6,078,119
750,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	504,930
2,000,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,315,520
600,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	486,456
		TOTAL	137,173,284
		Real Estate—1.2%
3,000,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,156,150
1,800,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	1,845,882
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,790,790
500,000		DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	536,188
2,500,000		Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,507,687
2,500,000	[1]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2070	2,348,680
		TOTAL	13,185,377
		Sovereign—39.7%
2,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,980,240
5,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	5,026,200
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	974,544
2,900,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	2,877,670
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 4,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	$4,322,328
15,735,876		Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	5,367,507
41,792,671		Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	12,893,457
13,400,000		Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	4,896,360
16,600,000		Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	5,712,890
11,200,000		Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	3,567,729
23,050,000		Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	7,275,732
12,398,291		Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	3,825,734
7,000,000		Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	2,292,694
2,000,000		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	660,178
1,500,000		Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	1,533,726
1,400,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	1,317,764
1,400,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	1,358,000
600,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	546,906
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,094,508
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,057,404
3,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,094,500
1,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,992,780
2,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,736,270
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	919,940
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,427,810
$ 2,350,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,261,899
800,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	730,000
12,800,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	10,930,432
2,500,000		CBB International Sukuk Programme Co SPC, Sr. Unsecd. Note, 144A, 6.250%, 11/14/2024	2,705,085
4,600,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	4,293,088
6,300,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	6,526,926
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,582,155
3,300,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	3,249,774
600,000		Colombia, Government of, Sr. Unsecd. Note, 5.200%, 5/15/2049	603,786
3,400,000		Costa Rica, Government of, REGS, 4.250%, 1/26/2023	3,469,700
800,000		Costa Rica, Government of, REGS, 4.375%, 4/30/2025	821,200
2,500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,558,750
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	1,012,510
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,689,776
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	693,007
3,850,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	3,773,000
5,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	6,021,054
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	334,503
6,600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	7,359,066
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	560,005
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	6,687,562
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	595,005
500,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	571,830
2,350,000		Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	1,950,500
950,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	505,885
4,678,450		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.001%, 7/31/2030	2,497,169
9,762,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	5,833,094
5,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.000%, 7/31/2035	3,649,234
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 4,075,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	$2,684,447
EGP 38,100,000	[3]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 13.150%, 2/8/2022	2,347,759
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	1,862,880
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,633,757
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.053%, 1/15/2032	750,000
2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	1,877,200
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	1,017,000
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	4,321,500
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	4,157,455
3,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	3,357,288
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,130,244
500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	512,150
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	871,337
$ 4,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	4,707,936
4,300,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	3,782,108
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.150%, 11/20/2059	892,220
EGP 40,900,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	2,594,280
93,500,000		Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	5,955,775
$ 1,000,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.125%, 1/20/2050	715,000
1,640,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,258,700
3,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	2,423,250
300,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	243,449
2,300,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	2,438,184
1,000,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,074,620
2,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	1,953,514
2,200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	1,923,790
6,700,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	5,991,810
3,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	2,641,128
1,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	1,113,000
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	1,760,000
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.627%, 6/16/2049	422,152
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	2,136,180
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,734,810
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2032	2,238,000
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	248,750
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	522,500
5,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	5,101,500
900,000		Israel, Government of, Sr. Unsecd. Note, 3.875%, 7/3/2050	1,030,014
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	884,779
$ 2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	2,099,520
5,455,560		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	5,455,560
3,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	3,674,160
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,183,080
2,300,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	2,687,550
1,800,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,856,880
1,950,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,013,765
3,100,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	3,017,664
2,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	2,647,460
2,700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	2,904,660
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	$3,116,376
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	3,438,144
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,107,180
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	2,222,500
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,865,120
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	3,103,680
1,700,000	[4,5]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	255,340
1,000,000	[4,5]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	150,200
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,555,731
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	1,123,663
2,600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	2,574,000
2,600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.250%, 9/28/2051	2,554,760
3,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	3,062,580
3,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	3,225,952
800,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	870,520
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	932,460
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	1,930,000
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	2,123,880
2,500,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	2,545,220
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,063,970
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,102,500
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,142,916
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	3,243,750
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 7.000%, 1/25/2051	3,124,620
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 3.875%, 3/8/2022	3,017,280
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	3,081,906
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	2,084,644
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	1,050,088
5,100,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	5,361,375
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,029,880
3,200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	3,268,582
300,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	304,494
2,500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	2,555,590
4,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	4,345,000
320,000		Peru, Government of, Sr. Unsecd. Note, 3.000%, 1/15/2034	316,480
640,000		Peru, Government of, Sr. Unsecd. Note, 3.600%, 1/15/2072	613,600
1,000,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	1,005,900
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	915,966
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	554,880
$ 1,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	1,485,093
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,844,964
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,218,750
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	513,125
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	935,040
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	1,935,000
4,800,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	2,992,752
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 4.500%, 6/26/2030	517,000
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	399,317
5,400,000		Turkey, Government of, 3.250%, 3/23/2023	5,352,556
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,500,000		Turkey, Government of, 5.125%, 2/17/2028	$1,406,985
2,700,000		Turkey, Government of, 5.750%, 3/22/2024	2,745,630
1,000,000		Turkey, Government of, 6.000%, 1/14/2041	862,300
2,000,000		Turkey, Government of, 6.750%, 5/30/2040	1,872,080
2,000,000		Turkey, Government of, 6.875%, 3/17/2036	1,932,488
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,407,330
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	933,900
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	4,307,850
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	3,790,256
4,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,648,516
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	2,019,840
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,451,327
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	4,530,654
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,454,500
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	1,401,690
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,466,250
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,938,500
500,000		Turkey, Government of, Sr. Unsecd. Note, 6.250%, 9/26/2022	513,988
5,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	5,489,520
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,862,320
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,577,142
2,500,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	2,266,330
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	3,055,740
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2033	1,017,838
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.375%, 9/25/2032	2,056,960
500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	518,025
500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	532,511
4,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	4,310,048
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	1,078,852
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	2,155,608
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2024	2,185,000
1,505,000		Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 1.258%, 5/31/2040	1,584,073
1,000,000		United Arab Emirates, Government of, Sr. Unsecd. Note, 144A, 2.000%, 10/19/2031	981,900
4,653,000	[4,5]	Venezuela, Government of, 7.000%, 3/31/2038	476,933
6,920,000	[4,5]	Venezuela, Government of, 8.250%, 10/13/2024	666,396
2,000,000	[4,5]	Venezuela, Government of, 9.250%, 5/7/2028	192,600
		TOTAL	456,895,835
		State/Provincial—0.6%
546,000		Brazil Minas SPE, 144A, 5.333%, 2/15/2028	578,307
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	957,612
4,300,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	4,186,015
1,113,200	[4,5]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 3.900%, 9/1/2037	489,819
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	470,201
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	167,929
186,484	[4,5]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	130,541
		TOTAL	6,980,424
		Telecommunications & Cellular—0.3%
350,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, 144A, 3.050%, 9/14/2032	342,108
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,994,875
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Telecommunications & Cellular—continued
$ 1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	$1,108,264
		TOTAL	3,445,247
		Transportation—0.5%
500,000		DP World Crescent Ltd., Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	562,967
1,500,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,625,354
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,095,135
2,900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	2,850,253
		TOTAL	6,133,709
		Utilities—2.2%
500,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	501,250
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,422,827
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,948,400
4,000,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	4,138,300
3,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	3,991,523
1,600,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,758,128
5,000,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	5,218,420
600,000		Gas Natural De Lima y Callao S.A., Sr. Unsecd. Note, 144A, 4.375%, 4/1/2023	623,376
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	726,572
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,005,750
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	2,026,126
1,400,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	1,587,909
		TOTAL	24,948,581
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $685,627,995)	690,518,928
		CORPORATE BONDS—38.4%
		Aerospace & Defense—0.5%
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,094,580
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 144A, 6.950%, 1/17/2028	2,221,680
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	172,032
1,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	1,530,105
		TOTAL	6,018,397
		Air Transportation—0.3%
650,000		Aerovias De Mexico SA, Sr. Unsecd. Note, 144A, 7.000%, 2/5/2025	605,312
1,000,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 5.875%, 10/26/2024	929,225
500,000		Azul Investments LLP, Sr. Unsecd. Note, 144A, 7.250%, 6/15/2026	464,578
1,640,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,479,969
500,000		Gol Finance, Sr. Unsecd. Note, 144A, 8.000%, 6/30/2026	484,112
		TOTAL	3,963,196
		Airport—0.0%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	505,144
		Automotive—0.3%
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,219,587
200,000		Metalsa Sa De Cv, REGS, 4.900%, 4/24/2023	208,772
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,460,883
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	281,226
		TOTAL	3,170,468
		Banking—7.8%
2,800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	2,775,920
800,000		Access Bank PLC, Sr. Unsecd. Note, 144A, 6.125%, 9/21/2026	804,080
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 3,800,000		Akbank TAS, 144A, 7.200%, 3/16/2027	$3,827,257
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,546,650
4,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	4,517,347
3,000,000		Akbank TAS, Sub., 144A, 6.800%, 6/22/2031	2,924,701
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,120,898
4,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	4,532,220
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,385,680
600,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	576,780
2,850,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	2,899,875
1,500,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	1,576,890
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	992,375
500,000		Banco Davivienda S A, REGS, 5.875%, 7/9/2022	512,630
1,000,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	1,044,190
2,535,000		Banco Daycoval SA, Sr. Unsecd. Note, Series EMTN, 4.250%, 12/13/2024	2,582,531
1,500,000		Banco De Bogota S.A., Sub. Note, 144A, 5.375%, 2/19/2023	1,560,975
3,400,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	3,718,784
900,000		Banco de Credito del Peru, REGS, 3.250%, 9/30/2031	893,241
1,000,000		Banco do Estado do Rio Grande do Sul SA, 144A, 5.375%, 1/28/2031	968,830
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	303,053
200,000		Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	201,252
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	501,472
1,800,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, REGS, 3.250%, 10/4/2026	1,845,810
1,500,000		Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	1,648,620
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	762,195
1,500,000		Bancolombia S.A., Sr. Unsecd. Note, 3.000%, 1/29/2025	1,515,015
2,200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	2,224,772
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	814,376
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	758,475
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	3,317,463
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	762,289
3,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 3.875%, 9/21/2026	2,921,970
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	1,029,400
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	509,720
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	872,321
1,400,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.500%, 3/19/2023	1,408,414
1,300,000		Itau Unibanco Holding SA, Jr. Sub. REGS, 5.500%, 8/6/2022	1,336,010
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,011,370
1,000,000		Itau Unibanco Holding SA, Sub., 144A, 3.875%, 4/15/2031	962,350
1,500,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,528,125
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,338,743
1,910,000		Scotiabank Peru SA, Sub., REGS, 4.500%, 12/13/2027	1,955,382
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	318,921
500,000		Shriram Transport Finance Co. Ltd., REGS, 5.950%, 10/24/2022	509,125
3,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	3,054,075
800,000		Shriram Transport Finance Co. Ltd., Sr. Note, 144A, 4.400%, 3/13/2024	804,200
1,000,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	1,068,125
3,000,000		Turkiye Garanti Bankasi AS, Sub., REGS, 6.125%, 5/24/2027	3,010,284
1,000,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 5.875%, 1/14/2026	990,052
1,500,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	1,532,465
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 1,600,000	[1]	Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2069	$1,623,996
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,617,649
2,800,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	2,874,771
		TOTAL	89,694,114
		Beverage & Tobacco—0.4%
1,000,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,037,600
2,000,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	2,083,576
1,000,000		The Central American Bottling Corp., Sr. Unsecd. Note, 5.750%, 1/31/2027	1,037,600
		TOTAL	4,158,776
		Broadcast Radio & TV—0.1%
600,000		Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 5.125%, 3/31/2027	596,469
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	622,713
		TOTAL	1,219,182
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	766,200
		Building & Development—0.1%
1,000,000		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	738,310
300,000		Ultra Tech Cement, Ltd., 144A, 2.800%, 2/16/2031	287,758
		TOTAL	1,026,068
		Building Materials—1.2%
3,000,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 5.200%, 9/17/2030	3,252,120
6,400,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	7,084,051
1,300,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	1,306,435
500,000		Cemex SAB de CV, Sub., 144A, 5.125%, 6/8/2026	517,212
1,550,000		Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	1,442,283
		TOTAL	13,602,101
		Cable & Wireless Television—0.1%
1,000,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	1,067,200
		Chemicals & Plastics—3.5%
800,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 3.250%, 2/25/2031	793,120
700,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	741,825
500,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 5.375%, 8/8/2023	531,875
1,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 6.990%, 2/20/2032	1,230,000
500,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	531,250
2,000,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	2,032,060
4,900,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	5,010,299
1,500,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 8.500%, 1/23/2081	1,672,095
800,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 2.980%, 3/18/2031	807,685
800,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 4.300%, 3/18/2051	887,954
1,300,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	1,270,406
700,000		LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	765,532
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,525,206
500,000		San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	516,265
1,300,000		San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.500%, 8/2/2028	1,280,344
5,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	5,657,025
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	4,762,125
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	4,989,375
1,400,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,489,201
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$ 3,300,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	$3,510,259
		TOTAL	40,003,901
		Conglomerates—0.2%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,275,358
		Consumer Products—0.3%
500,000		ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	533,229
1,500,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,508,452
1,000,000		Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, REGS, 5.600%, 10/23/2028	1,141,335
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	557,840
		TOTAL	3,740,856
		Energy—0.1%
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,524,435
		Equipment Lease—0.2%
2,150,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	2,031,675
		Farming & Agriculture—0.0%
300,000		Ssms Plantation Holdings, Sr. Unsecd. Note, 7.750%, 1/23/2023	220,828
		Finance—2.0%
1,550,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, 144A, 4.375%, 7/22/2031	1,486,551
1,900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	1,859,625
3,400,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	3,484,150
2,500,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	2,704,400
2,000,000		GTLK Europe Capital DAC, Sr. Unsecd. Note, 4.650%, 3/10/2027	2,077,350
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	517,070
5,000,000		JBS Finance Luxembough, Sr. Unsecd. Note, 144A, 3.625%, 1/15/2032	4,943,350
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	411,030
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	815,700
300,000		Op Servicios Mega, Sr. Unsecd. Note, REGS, 8.250%, 2/11/2025	294,591
1,049,192		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	1,042,808
1,600,000		Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, REGS, 8.375%, 1/27/2028	1,419,240
1,600,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	1,488,000
		TOTAL	22,543,865
		Financial Intermediaries—0.3%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,702,800
1,150,000		B3 SA - Brasil Bolsa Balcao, Sr. Unsecd. Note, 144A, 4.125%, 9/20/2031	1,102,505
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	967,460
		TOTAL	3,772,765
		Food Products—1.3%
1,000,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	997,250
800,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 5.750%, 9/21/2050	748,320
800,000		Cosan Luxembourg SA, Sr. Unsecd. Note, REGS, 7.000%, 1/20/2027	830,000
1,000,000	[1]	Grupo Bimbo S.A.B. de CV, REGS, 5.950%, 4/17/2023	1,041,750
3,000,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,131,280
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	1,059,645
1,900,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	2,054,862
1,500,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 4.375%, 3/18/2031	1,427,925
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,059,750
1,000,000		Tbla International Pte. Ltd., Sr. Unsecd. Note, 7.000%, 1/24/2023	973,810
1,000,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	1,051,975
		TOTAL	14,376,567
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Services—0.8%
$ 3,800,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	$3,619,329
959,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.250%, 9/19/2029	982,400
4,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	4,262,240
		TOTAL	8,863,969
		Health Care—0.1%
1,250,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	1,301,575
		Home Products & Furnishings—0.0%
500,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	514,600
		Hotels, Motels, Inns & Casinos—0.2%
580,000		Grupo Posadas SA de C.V., Sr. Secd. Note, REGS, 7.875%, 6/30/2022	479,956
500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2029	453,423
1,500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2028	1,444,567
		TOTAL	2,377,946
		Insurance—0.0%
400,000	[1]	Kyobo Life Insurance Co Ltd., Sub., REGS, 3.950%, 7/24/2022	405,886
		Metals & Mining—3.3%
1,000,000		Abja Investment Co., 5.950%, 7/31/2024	1,093,770
3,190,000		Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	3,538,907
330,000		ABM Investama Tbk PT, Sr. Unsecd. Note, REGS, 7.125%, 8/1/2022	328,518
1,950,000		Cap S.A., 144A, 3.900%, 4/27/2031	1,878,835
3,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	3,189,750
1,600,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	1,575,600
1,300,000		CSN Resources SA, Sr. Unsecd. Note, REGS, 7.625%, 4/17/2026	1,369,563
400,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	404,380
161,693		Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 7.500%, 12/11/2022	125,312
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	530,937
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	530,938
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 144A, 5.050%, 4/5/2032	407,031
1,920,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	1,948,626
2,000,000		Metinvest BV, Sr. Unsecd. Note, REGS, 8.500%, 4/23/2026	2,256,530
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,698,461
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	780,745
3,600,000		Polyus Finance PLC, Sr. Unsecd. Note, 144A, 3.250%, 10/14/2028	3,577,788
1,000,000		PT Adaro Indonesia, Sr. Unsecd. Note, REGS, 4.250%, 10/31/2024	1,025,095
500,000		Samarco Mineracao SA, REGS, 4.125%, 11/1/2022	319,000
1,200,000		Suek Securities DAC, Sr. Unsecd. Note, 144A, 3.375%, 9/15/2026	1,196,760
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 13.875%, 1/21/2024	545,200
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 8.950%, 3/11/2025	508,255
2,400,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	2,189,844
3,200,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	3,179,536
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	289,281
600,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	585,780
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	851,016
143,000		Volcan Compania Minera S.A.A., REGS, 5.375%, 2/2/2022	143,536
500,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	488,125
		TOTAL	37,557,119
		Mortgage Banks—0.0%
250,000		Credito Real, S.A. de C.V., Sr. Unsecd. Note, 144A, 8.000%, 1/21/2028	213,263
Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—3.7%
$ 1,500,000	AI Candelaria Spain SLU, Sec. Fac. Bond, 144A, 5.750%, 6/15/2033	$1,470,090
2,000,000	Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 7.250%, 5/3/2025	2,085,520
1,500,000	Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,446,293
1,300,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,293,273
293,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	302,127
700,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	648,781
1,500,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	1,397,610
1,473,435	Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,446,162
1,500,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	1,476,832
2,000,000	Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	2,033,500
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	422,020
1,350,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,316,250
3,230,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	3,313,172
600,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	615,450
750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	783,304
2,801,310	Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	2,895,042
628,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	624,709
850,000	Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	816,463
500,000	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	424,700
1,200,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	1,195,284
300,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	298,821
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	504,500
3,000,000	Puma International Financing SA, Sr. Unsecd. Note, REGS, 5.000%, 1/24/2026	3,016,140
1,200,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, 144A, 4.450%, 5/5/2024	1,168,368
1,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	1,031,500
800,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	786,168
600,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	600,060
800,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	753,780
500,000	Transport de Gas Del Sur, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2025	467,090
2,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	2,191,387
600,000	Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	632,937
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,985,550
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	229,248
2,000,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	2,067,640
700,000	Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	740,600
	TOTAL	42,480,371
	Other—0.1%
847,361	TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	853,877
	Paper Products—0.1%
1,300,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	1,502,703
	Pharmaceuticals—0.5%
800,000	Natura Cosmeticos S.A., Sr. Unsecd. Note, 144A, 4.125%, 5/3/2028	792,840
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	3,025,650
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,415,625
	TOTAL	5,234,115
	Rail Industry—0.1%
462,423	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	486,471
400,800	Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	421,644
	TOTAL	908,115
Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—3.1%
$ 1,500,000	Agile Group Holdings Ltd., Sec. Fac. Bond, 5.750%, 1/2/2025	$1,200,608
2,000,000	China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	479,967
2,000,000	China Evergrande Group, Sec. Fac. Bond, 8.250%, 3/23/2022	551,708
1,000,000	China Evergrande Group, Sec. Fac. Bond, 9.500%, 3/29/2024	245,000
3,800,000	Country Garden Holdings Co., 4.750%, 1/17/2023	3,787,334
2,700,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,815,776
1,593,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	1,624,063
500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	521,900
3,500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 9/17/2029	3,645,845
2,000,000	Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	2,074,120
1,000,000	KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	787,500
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,215,758
4,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	4,220,847
1,000,000	Scenery Journey Ltd., Sr. Unsecd. Note, 11.500%, 10/24/2022	199,998
2,100,000	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,036,708
3,000,000	Sunac China Holdings Ltd., Sec. Fac. Bond, 7.500%, 2/1/2024	2,249,853
500,000	Sunac China Holdings Ltd., Sr. Note, 7.250%, 6/14/2022	420,127
3,500,000	Sunac China Holdings Ltd., Sr. Secd. Note, 8.350%, 4/19/2023	2,751,205
400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 6.750%, 10/31/2026	400,161
1,600,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	1,694,285
3,000,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,860,950
	TOTAL	35,783,713
	Retailers—0.8%
3,500,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	3,659,250
800,000	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	481,616
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,099,841
300,000	Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	306,375
850,000	InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	836,404
1,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,826,302
1,300,000	JSM Global S.a r.l., 144A, 4.750%, 10/20/2030	1,239,888
1,200,000	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	252,000
	TOTAL	9,701,676
	Services—0.0%
500,000	Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	506,705
	Steel—0.2%
1,800,000	Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	1,950,804
500,000	Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	525,630
	TOTAL	2,476,434
	Technology Services—0.8%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	849,854
1,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,063,998
1,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,125,978
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,097,170
500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	525,185
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,229,030
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	530,263
1,300,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,340,765
	TOTAL	9,762,243
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—2.9%
$ 500,000		ATP Tow & Telecom, Sec. Fac. Bond, 144A, 4.050%, 4/27/2026	$500,173
439,000		Axtel SAB de CV, Sr. Unsecd. Note, REGS, 6.375%, 11/14/2024	453,382
1,000,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	1,008,213
1,800,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	1,847,880
83,871		Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	80,996
693,562		Digicel Group 0.5 Ltd., Term Loan - 1st Lien, 10.000%, 4/1/2024	700,498
750,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	779,062
2,684,099		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	2,754,557
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	988,240
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	484,460
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	2,098,440
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	3,195,000
1,100,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 7.125%, 3/18/2025	1,139,875
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	3,195,000
1,000,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	996,250
1,500,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	1,565,625
458,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 4.500%, 4/27/2031	470,604
585,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	636,919
1,350,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 6.250%, 3/25/2029	1,469,812
3,100,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	3,247,560
1,000,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	1,010,085
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	529,375
1,000,000		Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	902,295
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	934,875
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	511,667
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	1,047,353
240,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	249,312
		TOTAL	32,797,508
		Transportation—0.5%
500,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	525,761
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	1,078,125
800,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	833,000
2,000,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	2,067,700
1,000,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	963,675
		TOTAL	5,468,261
		Utilities—2.4%
998,930		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,194,920
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	431,080
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	348,898
800,000		AES El Salvador Trust II, Sr. Unsecd. Note, REGS, 6.750%, 3/28/2023	742,968
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	2,075,440
200,000		Azure Power Energy Ltd., 144A, 3.575%, 8/19/2026	202,085
1,000,000		Colbun SA, Sr. Unsecd. Note, 144A, 3.150%, 1/19/2032	988,750
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	767,212
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	321,770
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,585,653
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	805,000
2,260,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,353,541
1,000,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	1,000,775
Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 300,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	$312,020
1,614,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	1,723,034
1,300,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,276,152
2,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	2,002,840
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	512,125
224,175		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	257,088
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,113,929
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,739,307
970,000		Pan American Energy LLC, 144A, 9.125%, 4/30/2027	1,091,187
1,555,000		ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,591,154
1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	1,056,419
1,500,000		SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	1,552,657
		TOTAL	27,046,004
		TOTAL CORPORATE BONDS (IDENTIFIED COST $440,899,688)	441,437,179
		COMMON STOCKS—0.1%
		Metals & Mining—0.1%
114,569		Gerdau S.A., ADR	541,912
		Telecommunications & Cellular—0.0%
1,138,047	[5]	Oi S.A.	179,464
		TOTAL COMMON STOCKS (IDENTIFIED COST $934,748)	721,376
		PURCHASED PUT OPTION—0.0%
1,900,000		Barclays USD PUT/JPY CALL, Notional Amount $1,900,000, Exercise Price, $108.05, Expiration 11/8/2021 (IDENTIFIED COST $5,187)	2
		INVESTMENT COMPANY—0.5%
6,322,748		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[6] (IDENTIFIED COST $6,324,208)	6,324,645
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,133,791,826)[7]	1,139,002,130
		OTHER ASSETS AND LIABILITIES - NET—1.0%[8]	11,583,152
		TOTAL NET ASSETS—100%	$1,150,585,282
At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[5]United States Treasury Long Bond Short Futures	50	$8,042,188	December 2021	$90,602
[5]United States Treasury Notes 10-Year Short Futures	300	$39,210,937	December 2021	$760,003
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$850,605
Annual Shareholder Report

At October 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/8/2021	BNP Paribas SA	1,157,690,000	CLP	$1,492,829	$(70,518)
11/18/2021	Citibank N.A.	3,953,800	PEN	$999,697	$(9,418)
12/9/2021	JPMorgan Chase	1,202,458	AUD	$925,999	$(21,320)
12/9/2021	Morgan Stanley	757,500	EUR	$926,784	$(50,389)
12/9/2021	JPMorgan Chase	904,085	EUR	$1,073,110	$(27,123)
12/9/2021	Morgan Stanley	19,440,300,000	IDR	$1,339,879	$27,453
12/9/2021	Barclays Bank PLC Wholesale	100,500,000	INR	$1,349,899	$(13,444)
12/9/2021	JPMorgan Chase	19,121,626	MXN	$932,754	$(9,179)
12/21/2021	Citibank N.A.	1,180,089	CAD	$976,462	$(22,833)
12/21/2021	Bank of America N.A.	688,260	GBP	$955,096	$(12,979)
Contracts Sold:
11/8/2021	Citibank N.A.	1,157,690,000	CLP	$1,415,182	$(7,129)
11/8/2021	State Street Bank & Trust Co.	3,797,950,000	COP	$999,645	$(8,537)
12/9/2021	BNP Paribas SA	19,121,626	MXN	$949,020	$25,444
12/15/2021	Bank of America N.A.	5,100,000	EUR	$6,045,153	$143,444
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(56,528)
At October 31, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 10/31/2021[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs and Co.	Republic of Colombia	Sell	1.000%	12/20/2026	1.64%	$6,700,000	$(204,481)	$(229,235)	$24,754
Goldman Sachs and Co.	Republic of Indonesia	Sell	1.000%	12/20/2026	0.82%	$5,200,000	$45,809	$28,083	$17,726
Morgan Stanley	Republic of South Africa	Buy	1.000%	12/20/2026	2.15%	$6,700,000	$354,640	$327,379	$27,261
JP Morgan Securities	Sultanate of Oman	Sell	1.000%	12/20/2026	2.52%	$14,800,000	$(1,027,679)	$(943,695)	$(83,985)
TOTAL CREDIT DEFAULT SWAPS							$(831,711)	$(817,468)	$(14,244)
At October 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
Morgan Stanley	USD PUT/CAD CALL	950,081	$950,081	December 2021	$1.24	$(11,367)
(Premium Received $6,405)						$(11,367)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2020	$1,597,168
Purchases at Cost	$489,642,755
Proceeds from Sales	$(484,913,865)
Change in Unrealized Appreciation/Depreciation	$437
Net Realized Gain/(Loss)	$(1,850)
Value as of 10/31/2021	$6,324,645
Shares Held as of 10/31/2021	6,322,748
Dividend Income	$5,333

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Discount rate at time of purchase.
4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,132,672,540.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$690,518,928	$—	$690,518,928
Corporate Bonds	—	441,437,179	—	441,437,179
Purchased Put Option	—	2	—	2
Equity Securities:
Common Stocks
International	721,376	—	—	721,376
Investment Company	6,324,645	—	—	6,324,645
TOTAL SECURITIES	$7,046,021	$1,131,956,109	$—	$1,139,002,130
Other Financial Instruments:
Assets
Futures Contracts	$850,605	$—	$—	$850,605
Foreign Exchange Contracts	—	196,341	—	196,341
Swap Contracts	—	400,449	—	400,449
Liabilities
Foreign Exchange Contracts	—	(252,869)	—	(252,869)
Swap Contracts	—	(1,232,160)	—	(1,232,160)
Written Options Contracts	—	(11,367)	—	(11,367)
TOTAL OTHER FINANCIAL INSTRUMENTS	$850,605	$(899,606)	$—	$(49,001)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.78	$9.97	$9.28	$10.21	$10.24
Income From Investment Operations:
Net investment income (loss)	0.62	0.58	0.54	0.51[1]	0.56[1]
Net realized and unrealized gain (loss)	0.15	(0.25)	0.68	(0.89)	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.77	0.33	1.22	(0.38)	0.62
Less Distributions:
Distributions from net investment income	(0.62)	(0.52)	(0.53)	(0.54)	(0.57)
Distributions from net realized gain	—	—	—	(0.01)	(0.08)
TOTAL DISTRIBUTIONS	(0.62)	(0.52)	(0.53)	(0.55)	(0.65)
Net Asset Value, End of Period	$9.93	$9.78	$9.97	$9.28	$10.21
Total Return[2]	7.82%	3.48%	13.41%	(3.68)%	6.35%
Ratios to Average Net Assets:
Net expenses[3]	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income	6.07%	5.90%	5.54%	5.22%	5.54%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,150,585	$861,056	$842,908	$786,476	$761,780
Portfolio turnover[6]	54%	104%	87%	109%	67%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $6,324,645 of investments in an affiliated holding* (identified cost $1,133,791,826)	$1,139,002,130
Cash	4,786,044
Cash denominated in foreign currencies (identified cost $2,730,687)	2,728,169
Due from broker (Note 2)	1,011,373
Income receivable	15,805,580
Income receivable from an affiliated holding	153
Swaps, at value (premium paid $355,462)	400,449
Unrealized appreciation on foreign exchange contracts	196,341
Receivable for variation margin on futures contracts	591,843
Receivable for periodic payments from swap contracts	29,917
Total Assets	1,164,551,999
Liabilities:
Payable for investments purchased	11,718,357
Written options outstanding (premium received $6,405), at value	11,367
Unrealized depreciation on foreign exchange contracts	252,869
Payable for periodic payments to swap contracts	7,258
Swaps, at value (premium received $1,172,930)	1,232,160
Income distribution payable	627,275
Accrued expenses (Note 5)	117,431
Total Liabilities	13,966,717
Net assets for 115,916,177 shares outstanding	$1,150,585,282
Net Assets Consist of:
Paid-in capital	$1,148,123,925
Total distributable earnings (loss)	2,461,357
Total Net Assets	$1,150,585,282
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,150,585,282 ÷ 115,916,177 shares outstanding, no par value, unlimited shares authorized	$9.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Interest	$69,662,848
Dividends (including $5,333 received from an affiliated holding* and net of foreign taxes withheld of $107,829)	29,441
TOTAL INCOME	69,692,289
Expenses:
Administrative fee (Note 5)	5,049
Custodian fees	156,643
Transfer agent fees	76,685
Directors’/Trustees’ fees (Note 5)	7,364
Auditing fees	35,900
Legal fees	11,026
Portfolio accounting fees	184,382
Share registration costs	983
Printing and postage	18,565
Miscellaneous (Note 5)	21,328
TOTAL EXPENSES	517,925
Net investment income	$69,174,364
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including foreign taxes withheld of $(373) and net realized loss of $(1,850) on sales of investments in an affiliated holding*)	3,263,262
Net realized gain on foreign currency transactions	9,902
Net realized loss on foreign exchange contracts	(107,241)
Net realized gain on futures contracts	624,190
Net realized gain on written options	27,321
Net realized gain on swap contracts	1,207,894
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $437 on investments in an affiliated holding*)	(670,427)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	604
Net change in unrealized appreciation of foreign exchange contracts	(302,207)
Net change in unrealized appreciation of futures contracts	380,722
Net change in unrealized appreciation of written options	(4,962)
Net change in unrealized appreciation of swap contracts	(310,603)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	4,118,455
Change in net assets resulting from operations	$73,292,819

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,174,364	$50,619,574
Net realized gain (loss)	5,025,328	9,334,804
Net change in unrealized appreciation/depreciation	(906,873)	(24,100,517)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	73,292,819	35,853,861
Distributions to Shareholders	(68,386,505)	(45,768,400)
Share Transactions:
Proceeds from sale of shares	419,817,530	349,284,180
Net asset value of shares issued to shareholders in payment of distributions declared	59,492,876	37,787,473
Cost of shares redeemed	(194,687,169)	(359,009,034)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	284,623,237	28,062,619
Change in net assets	289,529,551	18,148,080
Net Assets:
Beginning of period	861,055,731	842,907,651
End of period	$1,150,585,282	$861,055,731
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund’s income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities, may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at October 31, 2021, is $26,700,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $59,069,231. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $75,466,340. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $395,707 and $330,835, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to manage currency and duration risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Option contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $3,613 and $6,410, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $1,240 and $3,019, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$[1]850,605		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$196,341	Unrealized depreciation on foreign exchange contracts	252,869
Annual Shareholder Report

Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts		$—	Written options outstanding, at value	$11,367
Foreign exchange contracts	Purchased options, within Investment in securities at value	2		—
Credit contracts	Swaps, at value	400,449	Swaps, at fair value	1,232,161
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,447,397		$1,496,397

1
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$624,190	$—	$—	$—	$624,190
Foreign exchange contracts	—	—	(107,241)	(70,725)	27,321	(150,645)
Credit contracts	1,207,894	—	—	—	—	1,207,894
TOTAL	$1,207,894	$624,190	$(107,241)	$(70,725)	$27,321	$1,681,439

1	The net realized loss on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$—	$380,722	$—	$—	$—	$380,722
Foreign exchange contracts	—	—	(302,207)	(5,185)	(4,962)	(312,354)
Credit contracts	(310,603)	—	—	—	—	(310,603)
TOTAL	$(310,603)	$380,722	$(302,207)	$(5,185)	$(4,962)	$(242,235)

2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of October 31, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$196,341	$(65,876)	$—	$130,465
Swap Contracts	400,449	(45,809)	—	354,640
Purchased Options Contracts	2	—	—	2
TOTAL	$596,792	$(111,685)	$—	$485,107

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$252,869	$(65,876)	$—	$186,993
Swap Contracts	1,232,160	(45,809)	—	1,186,351
Written Options Contracts	11,367	—	—	11,367
TOTAL	$1,496,396	$(111,685)	$—	$1,384,711
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2021	Year Ended 10/31/2020
Shares sold	41,067,441	36,172,246
Shares issued to shareholders in payment of distributions declared	5,821,777	3,867,612
Shares redeemed	(19,002,659)	(36,591,662)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	27,886,559	3,448,196
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$68,386,505	$45,768,400
As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,722,226
Net unrealized appreciation	$6,336,196
Capital loss carryforwards	$5,597,065
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, marked to market of foreign exchange contracts, futures contracts and swap contracts, discount accretion/premium amortization on debt securities, defaulted bonds and security tax.
Annual Shareholder Report

At October 31, 2021, the cost of investments for federal tax purposes was $1,132,672,540. The net unrealized appreciation of investments for federal tax purposes was $6,342,663. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,902,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,560,050. The amounts presented are inclusive of derivative contracts.
As of October 31, 2021, the Fund had a capital loss carryforward of $5,597,065 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,829,928	$767,137	$5,597,065
The Fund used capital loss carryforwards of $6,918,419 to offset capital gains realized during the year ended October 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2021, the Sub-Adviser earned a fee of $1,908,117.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of October 31, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$882,608,430
Sales	$592,605,395
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on
Annual Shareholder Report

any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated Hermes core trust and SHAREHOLDERS OF Emerging Markets Core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Emerging Markets Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2021 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, the period, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.95	$0.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: February 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
EMERGING MARKETS CORE FUND (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
The Adviser does not charge an investment advisory fee for its services. However, the Adviser or its affiliates may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as
Annual Shareholder Report

Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Annual Shareholder Report

The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
For the periods ended December 31, 2020, the Fund outperformed its benchmark index for the three-year and five-year periods, and the Fund underperformed its benchmark index the one-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do
Annual Shareholder Report

so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Emerging Markets Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453025 (12/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $140,800

Fiscal year ended 2020 - $142,200

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $40,729 and $39,463 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $73,225

Fiscal year ended 2020 - $92,983

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report)that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date December 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2021